Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Affiliates
Summary of unaudited financial information related to the balance sheet
	As of December 31,
(in millions)	2012	2011
Total assets	$2,834.8	$2,820.3
Total liabilities	2,467.9	2,514.7

Summary of unaudited financial information related to the income statement

	Year ended December 31,
(in millions)	2012	2011	2010
Net operating revenues	$1,278.4	$1,114.4	$999.1
Operating expenses	630.2	577.4	520.6
Operating income	$648.2	$537.0	$478.5
Net income	$639.4	$509.8	$455.6
FDC equity earnings	$158.2	$153.4	$117.3

Schedule of estimated future amortization expense for intangible assets
Year ended December 31, (in millions)	Amount
2013	$78.4
2014	62.2
2015	57.1
2016	52.3
2017	49.1
Thereafter	48.2